Acquisition of Topone - Schedule of Estimated Fair Values of the Identifiable Assets Acquired (Details) - CNY (¥) ¥ in Thousands		Mar. 24, 2025		Dec. 28, 2023
Schedule of Estimated Fair Values of the Identifiable Assets Acquired [Abstract]
Net tangible assets		¥ 434	[1]	¥ 15,436	[2]
Intangible assets	[3]	678
Total assets		1,112
Total purchase consideration		1,107		¥ 1,299,654
Bargain gain on purchase		¥ 5

[1]	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on March 24, 2025.
[2]	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on December 28, 2023. The Company did not identify intangible assets from the acquisition, because the Company was a shell company immediately before the acquisition. On December 31, 2024, the fair value of identifiable net assets approximated their carrying amount.
[3]	The Company identified intangible assets from the acquisition, thus the company recognized the intangible assets for RMB 678. The intangible assets primarily represent the insurance intermediary license held by Topone.